Taxation (Components of income taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense / (benefit):
U.K.	$ 0.0	$ 0.0	$ (0.3)
Foreign	28.3	(39.3)	86.3
Total current tax expense / (benefit)	28.3	(39.3)	86.0
Deferred tax expense / (benefit):
Foreign	1.7	3.2	0.7
Total income tax expense / (benefit)	$ 30.0	$ (36.1)	$ 86.7
Effective income tax rate reconciliation [Abstract]
U.K. statutory income tax rate	19.00%	19.00%	19.00%
Non-U.K. taxes	(19.70%)	(2.80%)	35.00%
Effective income tax rate	(0.70%)	16.20%	54.00%